Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
8.	Financial Instruments and Fair Value Measurements

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, the Company partially uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.

The Company is a party of two interest rate swap agreements which do not qualify for hedge accounting and as such, the changes in their fair values are recognized in the statement of operations. The Company makes quarterly payments to the counterparty based on decreasing notional amounts, standing at $5,166 and $2,766, respectively as of June 30, 2012 at fixed rates of 5.07% and 5.55% respectively, and the counterparty makes quarterly floating-rate payments at LIBOR to the Company based on the same decreasing notional amounts. The swaps mature in September 2015 and July 2015, respectively.

The change in fair value on the Company’s two interest rate swaps for the six months ended June 30, 2012 and 2011 resulted in unrealized gains of $122 and $168, respectively. The settlements on the interest rate swaps for the six months ended June 30, 2012 and 2011 resulted in realized losses of $215 and $285, respectively. The total of the change in fair value and settlements for the six months ended June 30, 2012 and 2011 aggregate to losses of $93 and $116, respectively, which is separately reflected in “Loss on derivative instruments” in the accompanying unaudited interim condensed consolidated statements of operations.

As of June 30, 2012 the Company was in breach of certain of its financial covenants relating to its loan agreements with Deutsche Bank Nederland and FBB (Note 9). Thus the cross default provisions of the swap agreements would be activated and as such and in accordance with the guidance related to classification of obligations that are callable by the creditor, the Company has classified the entire long-term amount as current at June 30, 2012. In this respect the total fair value amounting to $638 is reflected in “Derivative financial instruments-current portion” in the accompanying unaudited interim condensed consolidated balance sheet.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$638	$479

	Derivative financial instruments - net of current portion	—	—	—	474

	Total derivatives	$—	$—	$638	$953

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012, and 2011

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Gain (Loss) Recognized on Derivative Location	2012	2011
Interest rate swaps	Loss on derivative instruments	$(93)	$(116)

Total		$(93)	$(116)

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	Cash and cash equivalents, restricted cash, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

•	Long-term debt: The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable.

•	Derivative financial instruments: The fair values of the Company’s derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company’s or counterparty’s creditworthiness, as appropriate.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

The Company’s derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	June 30, 2012	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$638	$—	$638	$—

Total	$638	$—	$638	$—

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Gains/ (Losses)
Non -Recurring measurements:	June 30, 2011	(Level 1)	(Level 2)	(Level 3)
Vessel held for sale	$38,199	$—	$38,199	$—	$(783)
Vessels, net	50,000	—	50,000	—	(46,515)
Total	$88,199	$—	$88,199	$—	$(47,298)

Non -Recurring measurements:	June 30, 2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—

Total	$32,792	$—	$32,792	$—

In accordance with the provisions of relevant guidance, as of June 30, 2012, the Company compared the carrying values of the M/V Free Hero , the M/V Free Jupiter , the M/V Free Impala and the M/V Free Neptune which were classified as held for sale in the accompanying unaudited interim condensed consolidated balance sheet for the six months ended June 30, 2012 (Note 6), with their estimated fair market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying unaudited interim condensed consolidated statements of operations.

In accordance with the provisions of relevant guidance, as of June 30, 2011, the Company compared the carrying values of the M/V Free Hero, the M/V Free Impala and the M/V Free Neptune which were classified as held for sale in the accompanying unaudited interim condensed consolidated balance sheet for the six months ended June 30, 2011 (Note 6), with their estimated fair market values determined by independent brokers, less costs to sell and recognized an impairment loss of $783 in the accompanying unaudited interim condensed consolidated statements of operations, of which $728 relates to the M/V Free Hero and $55 to the M/V Free Impala. No impairment loss was recognized for the M/V Free Neptune as her estimated market value less costs to sell exceeded her carrying value.

In addition, the Company also assessed for recoverability the carrying value of M/V Free Jupiter and M/V Free Lady, including unamortized deferred dry docking costs of $177, due to their expected sale (Note 5). In performing its assessment, the Company compared the carrying value of the vessels with their estimated fair value at June 30, 2011 determined by independent brokers. As a result of this assessment the Company has recognized an impairment loss of $46,515 in the accompanying unaudited interim condensed consolidated statements of operations of which $15,048 relates to the M/V Free Jupiter and $31,467 to the M/V Free Lady.